Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator U.S. Equity Power Buffer ETF - March
Prospectus [Line Items]
Annual Return [Percent]	11.91%	12.73%	16.20%	(2.66%)	10.47%